Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Additional information about share-based payment arrangements

As at December 31 (millions)	Note	2024	2023	2022
Restricted share units	(b)	$31	$19	$26
Share option awards	(c)	—	1	(3)
Employee share purchase plan		1	1	2
		$32	$21	$25

Summary of the activity related to restricted share units	The following table presents a summary of the activity related to our restricted share units:

	US$ denominated
	Number of units		Weighted average grant-date fair value
	Non-vested	Vested
Outstanding, January 1, 2022	1,850,807	—	$21.94
Granted	821,223	59,512	$26.41
Vested	(798,373)	798,373	$16.63
Exercised	—	(857,885)	$17.52
Forfeited	(267,836)	—	$19.85
Outstanding, December 31, 2022	1,605,821	—	$27.10
Granted	1,567,809	770,043	$15.34
Vested	(423,501)	423,501	$26.49
Exercised(1)	—	(1,193,544)	$17.01
Forfeited	(134,383)	—	$23.80
Outstanding, December 31, 2023	2,615,746	—	$21.36
Granted(1)(2)	19,933,019	528,234	$5.30
Vested	(1,187,336)	1,187,336	$16.85
Exercised(3)	—	(1,715,570)	$12.72
Forfeited	(1,180,493)	—	$12.51
Outstanding, December 31, 2024	20,180,936	—	$6.33
______________________________________________
(1)During the year ended December 31, 2024, we canceled the Unit Appreciation Rights (UARs) that were granted in the third quarter of 2023 to certain employees of WillowTree, in exchange for 5,762,233 RSUs, which require continued
employment and vest annually over a three-year period beginning in 2025 (graded-vesting method). Consistent with the UAR awards previously granted, the settlement of these RSUs are funded by the provisions for written put options (see Note 15—Provisions for additional details on the written put options).
(2)On June 28, 2024, in connection with the amendments to our provisions for written put options (see Note 15—Provisions for additional details on the amendments), we granted 9,198,600 PSUs to the holders of the written put options. These PSUs require continued employment, are subject to the achievement of the financial performance of certain TELUS Digital products and services with variable payout between 0% to 300%, and vest annually over a three-year period beginning in 2026.
(3)During the year ended December 31, 2024, 1,715,570 RSUs (2023 - 1,193,544 RSUs) were exercised and settled with subordinate voting shares issued from treasury, and for the year ended December 31, 2022, all remaining 497,841 Phantom RSUs and Phantom PSUs were exercised and cash-settled in for $11 million based on a weighted average share price on the dates of exercises of $22.01.

	2022
	Phantom TELUS Corporation restricted share units		Weighted average grant-date fair value
Years Ended December 31 Canadian $ denominated	Non-vested	Vested
Outstanding, beginning of year	78,011	—	$24.20
Vested	(59,549)	59,549	$24.13
Exercised(1)	—	(59,549)	$24.13
Dividends	1,568	—	$30.85
Forfeited	(20,030)	—	$24.92
Outstanding, end of year	—	—	$—
_________________________________________________
(1)In 2022, all remaining Phantom TELUS RSUs were either forfeited or exercised and cash-settled for CAD$2 million, reflecting the share price on the date of exercise of CAD$28.67.

Summary of the activity related to share option awards
The following table presents the activity related to our share option awards.

	US $ denominated
	Number of share option units		Weighted average exercise price
	Non-vested	Vested
Outstanding, January 1, 2022	1,084,185	2,096,582	$9.86
Vested	(293,860)	293,860	$8.46
Exercised	—	(293,860)	$8.46
Forfeited	(209,610)	—	$6.59
Outstanding, December 31, 2022	580,715	2,096,582	$10.27
Vested	(358,413)	358,413	$6.43
Exercised(1)	—	(124,337)	$8.46
Forfeited	(2,202)	(13,975)	$5.77
Outstanding, December 31, 2023	220,100	2,316,683	$10.39
Granted	2,909,788	—	$3.69
Vested	(110,050)	110,050	$25.00
Forfeited	(30,956)	(62,887)	$22.73
Outstanding, December 31, 2024(2)	2,988,882	2,363,846	$6.53
Exercisable, December 31, 2024	—	2,363,846	$9.32
_________________________________________________
(1)During the year ended December 31, 2023, 124,337 Phantom Share Options were exercised and cash-settled for $2 million, reflecting the intrinsic value at the date of settlement and a weighted average share price on the dates of exercises of $14.81.
(2)For options outstanding at the end of the year, the exercise prices ranged from $4.87 to $8.95 for 2,096,582 options (2023 - $4.87 to $8.95 for 2,096,582 options) with a weighted-average remaining contractual life of 2.0 years (2023 - 3.0 years), $25.00 for 356,352 options (2023 - $25.00 for 440,201 options) with a weighted-average remaining expected life of 6.2 years (2023 - 7.2 years), and $3.69 for 2,899,794 options with a weighted-average remaining contractual life of 9.72 years (2023 - nil).
Weighted average fair value assumptions used in the Black-Scholes valuation for stock options
The weighted average fair value of Share Options granted during the year ended December 31, 2024, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model, are as follows:

Year Ended December 31	2024
Share option award fair value (per share option)	$1.50
Risk free interest rate	2.7%
Expected lives (years)	6.5
Expected volatility	35.4%
Dividend yield	—